Expenses Relating to the Business Combination (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of Significant Costs in Connection with the Business Combination	The table below sets out these costs by nature, including identifying which costs were/are to be settled in cash and which costs were/are to be settled through the issue of equity instruments:

(in USD)	Cash-Settled	Equity-Settled	Total
Professional fees	9,146,063	6,845,953	15,992,016
Share-based payment expense on management earnout	—	64,082,445	64,082,445
Share-based payment expense on sponsor earnout	—	5,690,340	5,690,340
Share-based payment expense on acquisition of CIIG II	—	81,551,286	81,551,286
Total expenses relating to the Business Combination	9,146,063	158,170,024	167,316,087